ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	11. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
(in thousands of $)	2011	2010
Interest payable	1,687	1,841
Accrued administration expenses	-	366
Deferred charter hire	867	867
	2,554	3,074